Intangible Assets net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, net
Weighted-average useful life			14 years 4 months 17 days		15 years 1 month 13 days
Amortization expense	$ 61,983	$ 63,175	$ 185,949	$ 188,841	$ 248,615	$ 247,247